Business acquisition - Summary of purchase price as of the date of jiangsu five star acquisition (Detail) - Jiangsu Five Star [Member] - CNY (¥) ¥ in Millions		1 Months Ended
	Apr. 30, 2020	Apr. 30, 2019
Summary of purchase price as of the date of acquisition [Line Items]
Conversion of loan and assuming of debt	¥ 1,025	¥ 1,025
Fair value of previously held equity interests	1,274
Total	¥ 2,299